Fair Value Measurement	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement:
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The inputs used to measure fair value are classified into the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2
Unadjusted quoted prices in active markets for similar assets or liabilities, or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability

Level 3	Unobservable inputs for the asset or liability

We endeavor to utilize the best available information in measuring fair value. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Transfers between levels of the fair value hierarchy are deemed to have occurred on the date of the event or change in circumstance that caused the transfer. There were no transfers between Levels 1 and 2 during the three-month period ended March 31, 2014. The following tables set forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2014 and December 31, 2013 (in thousands):

	March 31, 2014	Quoted Prices in Active Markets for Identical Items (Level 1)	Quoted Prices in Active Markets for Similar Items (Level 2)	Unobservable Inputs (Level 3)

Assets:
Investments under executive deferred compensation plan(a)	$21,546	$21,546	$—	$—
Equity securities(b)	$738	$21	$—	$717

Liabilities:
Obligations under executive deferred compensation plan(a)	$21,546	$21,546	$—	$—
Interest rate swap contract(c)	$6,319	$—	$6,319	$—
Foreign currency forward contracts(d)	$159	$—	$159	$—

	December 31, 2013	Quoted Prices in Active Markets for Identical Items (Level 1)	Quoted Prices in Active Markets for Similar Items (Level 2)	Unobservable Inputs (Level 3)

Assets:
Investments under executive deferred compensation plan(a)	$23,030	$23,030	$—	$—
Equity securities(b)	$771	$21	$—	$750
Foreign currency forward contracts(d)	$161	$—	$161	$—

Liabilities:
Obligations under executive deferred compensation plan(a)	$23,030	$23,030	$—	$—

(a)
We maintain an Executive Deferred Compensation Plan (EDCP) that was adopted in 2001 and subsequently amended. The purpose of the EDCP is to provide current tax planning opportunities as well as supplemental funds upon the retirement or death of certain of our employees. The EDCP is intended to aid in attracting and retaining employees of exceptional ability by providing them with these benefits. We also maintain a Benefit Protection Trust (the Trust) that was created to provide a source of funds to assist in meeting the obligations of the EDCP, subject to the claims of our creditors in the event of our insolvency. Assets of the Trust are consolidated in accordance with authoritative guidance. The assets of the Trust consist primarily of mutual fund investments (which are accounted for as trading securities and are marked-to-market on a monthly basis through the consolidated statements of income) and cash and cash equivalents. As such, these assets and obligations are classified within Level 1.

(b)
Primarily consists of private equity securities classified as available-for-sale and are reported in Investments in the condensed consolidated balance sheets. The changes in fair value are reported in Other income (expenses), net in our consolidated statements of income. Holdings in private equity securities are typically valued using the net asset valuations provided by the underlying private investment companies and as such are classified within Level 3.

(c)
In anticipation of refinancing our 2015 senior notes in the fourth quarter of 2014, on January 22, 2014, we entered into a pay fixed, receive variable rate forward starting interest rate swap, to be effective October 15, 2014. This derivative financial instrument has been designated and is accounted for as a cash flow hedge under ASC 815, Derivatives and Hedging. The fair value of the forward starting interest rate swap was calculated based on inputs derived from observable market data and as such is classified within Level 2. See Note 11 for additional details about this interest rate swap contract.

(d)
As a result of our global operating and financing activities, we are exposed to market risks from changes in foreign currency exchange rates, which may adversely affect our operating results and financial position. When deemed appropriate, we minimize our risks from foreign currency exchange rate fluctuations through the use of foreign currency forward contracts. These derivative financial instruments are not designated as hedging instruments under ASC 815, Derivatives and Hedging. The foreign currency forward contracts are valued using broker quotations or market transactions in either the listed or over-the-counter markets. As such, these derivative instruments are classified within Level 2.